Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets	$ 2,234,218,853	$ 2,370,971,259
Non-current Assets	10,485,678,731	9,462,749,777
Current Liabilities	2,243,487,401	2,793,918,344
Non-current Liabilities	5,150,030,668	4,278,916,420
Revenue	3,904,732,890	4,262,591,097	$ 4,379,000,090
Profit (loss)	191,042,971	680,013,391	1,308,983,789
Other Comprehensive Income	585,668,760	(83,666,279)	122,384,935
Comprehensive income (Loss)	$ 776,711,731	$ 596,347,112	$ 1,431,368,724
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	33.33%	33.33%
Current Assets	$ 174,668,445	$ 144,820,356
Non-current Assets	1,851,304,512	1,776,749,121
Current Liabilities	298,739,430	251,678,137
Non-current Liabilities	1,631,024,554	1,610,885,427
Revenue	1,045,888,202	1,042,145,056
Profit (loss)	27,529,696	20,064,295
Other Comprehensive Income	9,673,371	1,729,184
Comprehensive income (Loss)	$ 37,203,067	$ 21,793,479
Enel X Way Chile S.p.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	49.00%	49.00%
Current Assets		$ 14,966,228
Non-current Assets		3,393,337
Current Liabilities		7,094,389
Non-current Liabilities		361,244
Revenue		9,082,236
Profit (loss)		(2,246,673)
Other Comprehensive Income		27,539
Comprehensive income (Loss)		$ (2,219,134)